S000028707 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	20.76%	4.43%	7.42%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Variable Portfolio - Partners International Growth Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	17.77%	1.61%	5.26%
Performance Inception Date				May 07, 2010
Variable Portfolio - Partners International Growth Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	17.50%	1.36%	5.01%
Performance Inception Date				May 07, 2010